Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (h)	Adj. Operating Income (in millions)(5) (h)
					SPX Technologies, Inc. (f)	S&P 1500 Industrials (Sector)(4) (g)
2023	$7,658,614	$17,411,369	$1,831,612	$2,960,366	$199	$154	$90	$271
2022	$6,584,075	$9,382,695	$1,455,245	$1,358,069	$129	$128	$—	$194
2021	$6,517,485	$6,074,728	$1,808,368	$1,622,435	$117	$136	$425	$143
2020	$6,117,525	$6,888,767	$1,530,729	$1,680,617	$107	$112	$99	$183

Company Selected Measure Name	adjusted operating income
Named Executive Officers, Footnote	Non-CEO NEOs reflected the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year
•2023: Michael Reilly, Randall Data, John Swann, Sean McClenaghan, Mark Carano
•2022: Michael Reilly, Randall Data, John Swann, Sean McClenaghan, James Harris
•2021: Randall Data, John Swann, James Harris, Brian Mason, John Nurkin
•2020: Randall Data, John Swann, James Harris, Brian Mason, Scott Sproule

Peer Group Issuers, Footnote	The peer group comprises the component companies of the S&P 1500 Industrials Index. In the 2023 proxy statement, the peer TSR values were presented incorrectly. Peer TSR values were derived using the S&P 1500 Industrials price return index, instead of a dividend adjusted gross return value. The 2020, 2021 and 2022 values are restated above using the correct TSR calculation methodology. In last year’s proxy statement, peer TSR was presented as $110, 132 and $122 for 2020, 2021 and 2022.
PEO Total Compensation Amount	$ 7,658,614	$ 6,584,075	$ 6,517,485	$ 6,117,525
PEO Actually Paid Compensation Amount	$ 17,411,369	9,382,695	6,074,728	6,888,767
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2023		2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$7,658,614	$1,831,612	$6,584,075	$1,455,245	$6,517,485	$1,808,368	$6,117,525	$1,530,729
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0	$0	$0
Amount added for current year service cost	$0	$0	$0	$0	$0	$0	$0	$0
Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,227,636)	$(648,663)	$(3,891,715)	$(665,163)	$(4,332,553)	$(736,534)	$(3,793,348)	$(658,566)
Year-end fair value of unvested awards granted in the current year	$6,666,643	$1,010,323	$6,166,741	$706,347	$4,007,180	$581,044	$4,353,984	$771,638
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$6,617,856	$672,711	$1,504,739	$152,179	$(266,937)	$(16,655)	$664,368	$99,208
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$15,204	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$695,892	$94,384	$(981,146)	$(97,875)	$149,554	$16,606	$(453,762)	$(62,391)
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$(192,664)	$0	$(45,598)	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	$9,752,755	$1,128,755	$2,798,620	$(97,176)	$(442,757)	$(185,932)	$771,242	$149,888
Compensation Actually Paid (as calculated)	$17,411,369	$2,960,366	$9,382,695	$1,358,069	$6,074,728	$1,622,435	$6,888,767	$1,680,617

Non-PEO NEO Average Total Compensation Amount	$ 1,831,612	1,455,245	1,808,368	1,530,729
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,960,366	1,358,069	1,622,435	1,680,617
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2023		2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$7,658,614	$1,831,612	$6,584,075	$1,455,245	$6,517,485	$1,808,368	$6,117,525	$1,530,729
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0	$0	$0
Amount added for current year service cost	$0	$0	$0	$0	$0	$0	$0	$0
Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,227,636)	$(648,663)	$(3,891,715)	$(665,163)	$(4,332,553)	$(736,534)	$(3,793,348)	$(658,566)
Year-end fair value of unvested awards granted in the current year	$6,666,643	$1,010,323	$6,166,741	$706,347	$4,007,180	$581,044	$4,353,984	$771,638
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$6,617,856	$672,711	$1,504,739	$152,179	$(266,937)	$(16,655)	$664,368	$99,208
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$15,204	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$695,892	$94,384	$(981,146)	$(97,875)	$149,554	$16,606	$(453,762)	$(62,391)
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$(192,664)	$0	$(45,598)	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	$9,752,755	$1,128,755	$2,798,620	$(97,176)	$(442,757)	$(185,932)	$771,242	$149,888
Compensation Actually Paid (as calculated)	$17,411,369	$2,960,366	$9,382,695	$1,358,069	$6,074,728	$1,622,435	$6,888,767	$1,680,617

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR / Cumulative TSR of Peer PEO and Avg. Other NEO CAP vs. SPX and Peer TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income PEO and Avg. Other NEO CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted Operating Income PEO and Avg. Non-PEO NEO CAP vs. Adj. Operating Income
Tabular List, Table	adjusted operating income, •adjusted free cash flow, •revenue, and •relative total shareholder return.
Total Shareholder Return Amount	$ 199	129	117	107
Peer Group Total Shareholder Return Amount	154	128	136	112
Net Income (Loss)	$ 90,000,000	$ 0	$ 425,000,000	$ 99,000,000
Company Selected Measure Amount	271	194	143	183
Additional 402(v) Disclosure	Equity valuations assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.Please refer to Appendix E in this proxy statement for a reconciliation of GAAP to non-GAAP Adjusted Operating Income.
Measure:: 1
Pay vs Performance Disclosure
Name	adjusted operating income
Measure:: 2
Pay vs Performance Disclosure
Name	adjusted free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	revenue
Measure:: 4
Pay vs Performance Disclosure
Name	relative total shareholder return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,411,369	$ 9,382,695	$ 6,074,728	$ 6,888,767
PEO | Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Additions for Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Additions for Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(4,227,636)	(3,891,715)	(4,332,553)	(3,793,348)
PEO | Year-End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,666,643	6,166,741	4,007,180	4,353,984
PEO | Increase/Deduction In Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,617,856	1,504,739	(266,937)	664,368
PEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Difference In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	695,892	(981,146)	149,554	(453,762)
PEO | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Dividends or Dividend Equivalents Not Included Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,752,755	2,798,620	(442,757)	771,242
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,960,366	1,358,069	1,622,435	1,680,617
Non-PEO NEO | Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Additions for Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Additions for Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(648,663)	(665,163)	(736,534)	(658,566)
Non-PEO NEO | Year-End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,010,323	706,347	581,044	771,638
Non-PEO NEO | Increase/Deduction In Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	672,711	152,179	(16,655)	99,208
Non-PEO NEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	15,204	0
Non-PEO NEO | Difference In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	94,384	(97,875)	16,606	(62,391)
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	(192,664)	(45,598)	0
Non-PEO NEO | Dividends or Dividend Equivalents Not Included Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,128,755	$ (97,176)	$ (185,932)	$ 149,888